Financial income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial income [Abstract]
Interest income from loans and credits	$ 340	$ 36,871
Interest rates benefits derivatives: cash flow hedges	177	0
Total	517	36,871
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities	(130,644)	(128,838)
Expenses due to interest - Other debts	(50,387)	(42,951)
Interest rates losses derivatives: cash flow hedges	(29,501)	(34,317)
Total	(210,532)	(206,106)
Non-monetary financial income		36,600
Other financial income / (expenses) [Abstract]
Other financial income	8,536	5,514
Other financial losses	(8,747)	(15,201)
Total	$ (211)	$ (9,687)